Common Stock Dividends Characterized for Tax (Detail) (Income Tax, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividends Per Share [Line Items]
Common Stock, dividends	$ 0.23	$ 17,000.00
Common Shares
Dividends Per Share [Line Items]
Ordinary income	$ 0.23	$ 16,972.00
Return of capital		$ 28